UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail, Plymouth, MI 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(734) 455-7777

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Ave Maria Value Focused Fund

(AVERX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Ave Maria Value Focused Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Focused Fund	$114	1.11%

How did the Fund perform during the reporting period?

For the year ended December 31, 2025, the Fund had a total return of 6.29%. The Fund’s main contributors to performance included Wheaton Precious Metals Corporation (+98%), Franco-Nevada Corporation (+74%), and XPEL, Inc. (+67%). Wheaton and Franco-Nevada continue to benefit from rising gold and silver prices. XPEL, Inc. is a rapidly growing small-cap manufacturer of automotive coatings and sealants.

The largest detractors of performance for the year ended December 31, 2025 were LandBridge Company, LLC (-25%), Texas Pacific Land Corporation (-24%), and Occidental Petroleum Corporation (-13%). Texas Pacific Land and LandBridge, both significant holdings in the Fund, are royalty-based companies that were negatively impacted by weak oil and natural gas prices in 2025. Likewise, in addition to declining oil prices, Occidental’s stock price fell due to concerns about the company’s relatively high debt load. Looking out a few years, we believe all 3 companies have significant rebound potential.

At year end, the Fund held the common stock of 27 companies, across a broad array of industries, with an emphasis on companies engaged in land and natural resource management, industrials, and financial services.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Value Focused Fund - $38,732
S&P Composite 1500® Index - $38,601
S&P 500® Index - $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Ave Maria Value Focused Fund	S&P Composite 1500® Index	S&P 500® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,813	$11,303	$11,196
Dec-2017	$13,433	$13,691	$13,640
Dec-2018	$12,339	$13,012	$13,042
Dec-2019	$14,643	$17,033	$17,149
Dec-2020	$16,344	$20,085	$20,304
Dec-2021	$21,434	$25,799	$26,132
Dec-2022	$25,966	$21,212	$21,399
Dec-2023	$26,272	$26,613	$27,025
Dec-2024	$36,441	$32,988	$33,786
Dec-2025	$38,732	$38,601	$39,827

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria Value Focused Fund	6.29%	18.84%	14.50%
S&P 500® Index	17.88%	14.42%	14.82%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVERX-value-focused.php for updated performance information.

Fund Statistics

  Net Assets$83,769,970
  Number of Portfolio Holdings29
  Total Expense Ratio1.11%
  Advisory Fee (net of recoupments) $674,809
  Portfolio turnover (fiscal year)57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.2%
Money Market Funds	5.8%

Portfolio Managers

Timothy S. Schwartz, CFA

George P. Schwartz, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	17.7%
WaterBridge Infrastructure, LLC - Class A	6.5%
LandBridge Company, LLC - Class A	6.5%
Franco-Nevada Corporation	5.6%
Wheaton Precious Metals Corporation	5.6%
DigitalBridge Group, Inc.	5.2%
Chevron Corporation	4.7%
XPEL, Inc.	3.7%
Intercontinental Exchange, Inc.	3.5%
Pan American Silver Corporation	3.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrials	3.3%
Health Care	3.4%
Financials	3.5%
Communications	5.2%
Money Market Funds	5.8%
Technology	6.0%
Utilities	6.5%
Consumer Discretionary	9.8%
Energy	13.0%
Materials	16.3%
Real Estate	27.2%

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund. The Fund also changed its name and ticker from Schwartz Value Focused Fund (RCMFX) to the Ave Maria Value Focused Fund (AVERX) and adopted a strategy to invest at least 80% of its net assets in companies meeting the Fund's religious criteria based upon the authority of the Roman Catholic Church.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-AVERX

Ave Maria Value Focused Fund (AVERX)

Annual Shareholder Report - December 31, 2025

Ave Maria Value Fund

(AVEMX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Ave Maria Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Fund	$92	0.91%

How did the Fund perform during the reporting period?

For the year ended December 31, 2025, the Fund had a total return of 2.82%. The Fund’s main contributors to performance included Wheaton Precious Metals Corporation (+111%), Franco-Nevada Corporation (+78%), and XPEL, Inc. (+61%). Wheaton and Franco-Nevada continue to benefit from rising gold and silver prices. XPEL, Inc. is a rapidly growing small-cap manufacturer of automotive coatings and sealants.

The largest detractors of performance for the year ended December 31, 2025 were LandBridge Company, LLC (-23%), Texas Pacific Land Corporation (-22%), and Brown & Brown, Inc. (-22%). Texas Pacific Land and LandBridge, both significant holdings in the Fund, are royalty-based companies that were negatively impacted by declining oil and natural gas prices in 2025. Brown & Brown’s share price decline was due to a weak insurance brokerage market. Looking out a few years, we believe all 3 companies have significant rebound potential.

At year end, the Fund held the common stock of 32 companies, across a broad array of industries, with an emphasis on companies engaged in land and natural resource management, industrials, and financial services.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Value Fund - $26,991
S&P MidCap 400® Index - $27,688
S&P 500® Index - $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Ave Maria Value Fund	S&P MidCap 400® Index	S&P 500® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,644	$12,074	$11,196
Dec-2017	$13,709	$14,035	$13,640
Dec-2018	$12,509	$12,480	$13,042
Dec-2019	$15,076	$15,749	$17,149
Dec-2020	$16,005	$17,900	$20,304
Dec-2021	$20,030	$22,332	$26,132
Dec-2022	$20,868	$19,416	$21,399
Dec-2023	$21,603	$22,607	$27,025
Dec-2024	$26,251	$25,756	$33,786
Dec-2025	$26,991	$27,688	$39,827

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria Value Fund	2.82%	11.02%	10.44%
S&P 500® Index	17.88%	14.42%	14.82%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEMX-value.php for updated performance information.

Fund Statistics

  Net Assets$477,936,281
  Number of Portfolio Holdings34
  Total Expense Ratio0.91%
  Advisory Fee $3,681,330
  Portfolio turnover (fiscal year)24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.4%
Money Market Funds	6.6%

Portfolio Managers

Timothy S. Schwartz, CFA

Ryan M. Kuyawa, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	12.0%
Wheaton Precious Metals Corporation	5.5%
TD SYNNEX Corporation	5.3%
Hingham Institution For Savings (The)	4.8%
Franco-Nevada Corporation	4.4%
LandBridge Company, LLC - Class A	3.9%
Expand Energy Corporation	3.4%
St. Joe Company (The)	3.3%
Mirion Technologies, Inc.	3.3%
Alcon, Inc.	3.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	2.1%
Utilities	2.7%
Money Market Funds	6.6%
Consumer Discretionary	8.1%
Health Care	8.6%
Energy	9.0%
Technology	9.1%
Materials	9.9%
Financials	10.4%
Industrials	14.4%
Real Estate	19.2%

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Value Fund (AVEMX)

TSR-AR 123125-AVEMX

Annual Shareholder Report - December 31, 2025

Ave Maria Growth Fund

(AVEGX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Ave Maria Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Fund	$94	0.90%

How did the Fund perform during the reporting period?

For the year ended December 31, 2025, the Fund had a total return of 8.26%, driven primarily by significant contributions from the Industrial and Technology sectors. The Industrial sector's performance was led by APi Group Corporation, which returned 60% during the year, with additional support from HEICO Corporation’s 36% gain. Several of the Fund’s Technology holdings had fantastic performance during the year, with Tower Semiconductor Ltd. up 81%, Silicon Motion Technology Corporation up 77%, Rambus Inc. up 58%, and Taiwan Semiconductor Manufacturing Company Ltd. up 56%.

The largest detractors of performance for the year were the Health Care and Materials sectors. The Health Care sector was down -16%, driven by weak performance from Zoetis, Inc. and Chemed Corporation. The Materials sector has a single holding, AptarGroup, Inc., which was down -21% during the year.

The Fund’s goal is to purchase shares of exceptional companies at attractive prices with the expectations of earning favorable returns over the long run.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Growth Fund - $34,134
S&P 500® Index - $39,827
S&P 500® Equal Weight Index - $30,261
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Ave Maria Growth Fund	S&P 500® Index	S&P 500® Equal Weight Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,207	$11,196	$11,480
Dec-2017	$14,274	$13,640	$13,650
Dec-2018	$14,016	$13,042	$12,608
Dec-2019	$19,216	$17,149	$16,294
Dec-2020	$22,745	$20,304	$18,385
Dec-2021	$26,737	$26,132	$23,832
Dec-2022	$21,060	$21,399	$21,104
Dec-2023	$27,439	$27,025	$24,032
Dec-2024	$31,531	$33,786	$27,158
Dec-2025	$34,134	$39,827	$30,261

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria Growth Fund	8.26%	8.46%	13.06%
S&P 500® Equal Weight Index	11.43%	10.48%	11.71%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEGX-growth.php for updated performance information.

Fund Statistics

  Net Assets$1,103,598,634
  Number of Portfolio Holdings34
  Total Expense Ratio0.90%
  Advisory Fee $8,248,064
  Portfolio turnover (fiscal year)17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.4%
Money Market Funds	2.6%

Portfolio Managers

Adam P. Gaglio, CFA

Chadd M. Garcia, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	9.3%
APi Group Corporation	8.5%
Mastercard, Inc. - Class A	7.3%
HEICO Corporation - Class A	6.4%
O'Reilly Automotive, Inc.	5.5%
S&P Global, Inc.	4.5%
Roper Technologies, Inc.	4.3%
Texas Instruments, Inc.	3.8%
BlackLine, Inc.	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	0.4%
Energy	2.2%
Real Estate	2.3%
Money Market Funds	2.6%
Materials	3.0%
Health Care	4.1%
Consumer Discretionary	14.5%
Industrials	16.5%
Technology	54.6%

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Growth Fund (AVEGX)

TSR-AR 123125-AVEGX

Annual Shareholder Report - December 31, 2025

Ave Maria Rising Dividend Fund

(AVEDX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Ave Maria Rising Dividend Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Rising Dividend Fund	$90	0.90%

How did the Fund perform during the reporting period?

      For the year ended December 31, 2025, the Fund returned -0.39%. The Fund’s relative underperformance versus the S&P 500® Index (the “S&P 500”) was primarily driven by the benchmark’s strength in Technology, Communication Services, and Health Care, where the Fund was generally underweight and lagged on security selection.

     In Technology, the Fund’s underweight exposure and stock selection were both detractors. Three holdings, Accenture plc, CDW Corporation, and Texas Instruments, Inc., each declined more than 20% during the year, weighing on results. Communication Services was the strongest-performing sector in the S&P 500 in 2025, and the underweight positioning, coupled with weaker relative performance in the sector, contributed meaningfully to the return gap. In Health Care, results were also pressured by both allocation and selection, as Chemed and Zoetis, Inc. were among the primary detractors during the year.

     The Fund’s largest sector contributors for the year were Consumer Discretionary, Industrials, and Consumer Staples. In Consumer Discretionary, the Fund’s overweight positioning and strong security selection added to relative performance, led by TJX Companies, Inc., which gained 29% for the year. Industrials also contributed meaningfully, supported by an overweight allocation and strong stock-level results from HEICO Corporation and L3Harris Technologies, Inc., which rose 36% and 42%, respectively. Consumer Staples performance was driven by the Fund’s sole holding in the sector, Coca-Cola Europacific Partners plc, which increased 21% during the year.

     The Fund’s investment strategy identifies companies with strong balance sheets that operate with competitive advantages and produce consistent, above-average cash flow and dividend growth, facilitating a rising stream of dividends. We strive to buy these companies when they are unpopular and undervalued.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Rising Dividend Fund - $26,684
S&P 500® Index - $39,827
S&P 500® Dividend Aristocrats Index - $27,109
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Ave Maria Rising Dividend Fund	S&P 500® Index	S&P 500® Dividend Aristocrats Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,533	$11,196	$11,183
Dec-2017	$13,473	$13,640	$13,613
Dec-2018	$12,826	$13,042	$13,242
Dec-2019	$16,363	$17,149	$16,946
Dec-2020	$17,419	$20,304	$18,416
Dec-2021	$21,836	$26,132	$23,202
Dec-2022	$20,685	$21,399	$21,762
Dec-2023	$23,413	$27,025	$23,599
Dec-2024	$26,789	$33,786	$25,270
Dec-2025	$26,684	$39,827	$27,109

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	-0.39%	8.90%	10.31%
S&P 500® Dividend Aristocrats Index	7.28%	8.04%	10.49%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEDX-rising-dividend.php for updated performance information.

Fund Statistics

  Net Assets$972,482,728
  Number of Portfolio Holdings39
  Total Expense Ratio0.90%
  Advisory Fee $7,948,808
  Portfolio turnover (fiscal year)13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

Portfolio Managers

Brandon S. Scheitler

George P. Schwartz, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	4.9%
Moody's Corporation	4.2%
Mastercard, Inc. - Class A	4.1%
TJX Companies, Inc. (The)	4.1%
L3Harris Technologies, Inc.	3.9%
Genuine Parts Company	3.8%
Texas Instruments, Inc.	3.6%
HEICO Corporation - Class A	3.6%
Broadridge Financial Solutions, Inc.	3.4%
Lowe's Companies, Inc.	3.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	2.2%
Money Market Funds	2.3%
Consumer Staples	3.1%
Materials	4.2%
Health Care	5.7%
Real Estate	5.8%
Energy	6.2%
Financials	11.5%
Consumer Discretionary	15.2%
Industrials	18.0%
Technology	25.9%

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Rising Dividend Fund (AVEDX)

TSR-AR 123125-AVEDX

Annual Shareholder Report - December 31, 2025

Ave Maria World Equity Fund

(AVEWX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Ave Maria World Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria World Equity Fund	$106	1.01%

How did the Fund perform during the reporting period?

The Ave Maria World Equity Fund (the “Fund”) had a total return of 10.58% for the year ended December 31, 2025, compared to the total return of 22.34% for the MSCI ACWI Index.

Large global markets performed strongly in 2025 and outperformed the U.S. stock market in U.S. dollar terms. The S&P Europe 350 Index, which is comprised of the 350 largest companies domiciled and listed in Europe, led the way with a 36.63% total return. Other markets with strong returns included the MSCI Emerging Markets Index and the S&P China 500 Index, with returns of 34.36% and 32.23%, respectively.

Top contributors to performance during the year included Comfort Systems USA, Inc, which went up 120.9% and StoneCo Ltd. up 85.6%. Bottom contributors to performance included eDreams ODIGEO S.A. down 48.0% and SAP SE up 0.9%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria World Equity Fund - $22,018
MSCI ACWI Index - $30,301
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Ave Maria World Equity Fund	MSCI ACWI Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,871	$10,787
Dec-2017	$12,815	$13,372
Dec-2018	$11,678	$12,113
Dec-2019	$14,909	$15,335
Dec-2020	$14,886	$17,827
Dec-2021	$18,021	$21,133
Dec-2022	$15,228	$17,251
Dec-2023	$19,029	$21,081
Dec-2024	$19,912	$24,769
Dec-2025	$22,018	$30,301

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	10.58%	8.14%	8.21%
MSCI ACWI Index	22.34%	11.19%	11.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEWX-world-equity.php for updated performance information.

Portfolio Managers

Anthony W. Gennaro Jr., CFA, CPA

Sean C. Gaffney, CFA

Fund Statistics

Net Assets	$133,616,287
Number of Portfolio Holdings	50
Total Expense Ratio	1.01%
Advisory Fee	$949,771
Portfolio turnover (fiscal year)	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.1%
Industrials
25.9%
Consumer Discretionary
11.1%
Financials
10.5%
Health Care
5.7%
Materials
5.0%
Energy
4.8%
Utilities
4.2%
Communications
1.9%
Money Market Funds
1.0%
Real Estate
0.9%
Consumer Staples
0.8%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Consumer Staples	0.8%
Real Estate	0.9%
Money Market Funds	1.0%
Communications	1.9%
Utilities	4.2%
Energy	4.8%
Materials	5.0%
Health Care	5.7%
Financials	10.5%
Consumer Discretionary	11.1%
Industrials	25.9%
Technology	28.1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.8%
Comfort Systems USA, Inc.	4.6%
SAP SE	4.5%
Mastercard, Inc. - Class A	4.3%
SharkNinja, Inc.	4.2%
Eaton Corporation plc	3.7%
Hammond Power Solutions, Inc. - Class A	3.5%
GFL Environmental, Inc.	3.4%
StoneCo Ltd. - Class A	2.8%
HDFC Bank Ltd. - ADR	2.7%

Country Weighting (% of net assets)

Other Countries
18.0%
United States
28.0%
Canada
11.0%
Japan
8.1%
Brazil
7.8%
Ireland
7.3%
Taiwan
4.8%
Germany
4.5%
United Kingdom
4.4%
Poland
3.0%
Mexico
3.0%

Value	Value
Mexico	3.0%
Poland	3.0%
United Kingdom	4.4%
Germany	4.5%
Taiwan	4.8%
Ireland	7.3%
Brazil	7.8%
Japan	8.1%
Canada	11.0%
United States	28.0%
Other Countries	18.0%

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria World Equity Fund (AVEWX)

TSR-AR 123125-AVEWX

Annual Shareholder Report - December 31, 2025

Ave Maria Growth Focused Fund

(AVEAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Ave Maria Growth Focused Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Focused Fund	$110	1.07%

How did the Fund perform during the reporting period?

For the year ended December 31, 2025, the Fund had a total return of 4.71%, driven primarily by the following holdings: APi Group Corporation, the largest holding for most of the year, soared an impressive 60%. Brookfield Corporation and Brookfield Wealth Solutions Ltd., which together represented ~15% of the Fund, returned 21%. NVIDIA Corporation, a smaller holding, returned 87%.

The largest detractor in the portfolio was eDreams ODIGEO S.A., which declined 48%. Several of the Fund’s holdings, including LandBridge Company, LLC, Texas Pacific Land Corporation, Permian Basin Royalty Trust, and PrairieSky Royalty Ltd. collectively were significant detractors.

The Fund will continue to be managed with a focus on companies that can grow their per-share economic earnings over a long period of time. The Fund privileges companies with durable and forecastable earnings, companies with an economic moat, and companies that generate high returns on invested capital.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ave Maria Growth Focused Fund - $16,808
S&P 500® Index - $26,340
S&P MidCap 400® Growth Index - $20,812
$30,000
$20,000
$10,000
$0
May-2020
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Ave Maria Growth Focused Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2020	$10,000	$10,000	$10,000
Dec-2020	$12,471	$13,428	$14,756
Dec-2021	$15,958	$17,282	$17,545
Dec-2022	$10,376	$14,152	$14,218
Dec-2023	$14,395	$17,873	$16,705
Dec-2024	$16,053	$22,344	$19,367
Dec-2025	$16,808	$26,340	$20,812

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	Since Inception (May 1, 2020)
Ave Maria Growth Focused Fund	4.71%	6.15%	9.59%
S&P 500® Index	17.88%	14.42%	18.63%
S&P MidCap 400® Growth Index	7.46%	7.12%	13.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEAX-growth-focused.php for updated performance information.

Fund Statistics

  Net Assets$71,235,396
  Number of Portfolio Holdings16
  Total Expense Ratio1.07%
  Advisory Fee $500,890
  Portfolio turnover (fiscal year)47%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Portfolio Managers

Chadd M. Garcia, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
APi Group Corporation	21.6%
WaterBridge Infrastructure, LLC - Class A	10.4%
eDreams ODIGEO S.A.	6.5%
Apollo Global Management, Inc.	6.4%
SigmaRoc plc	6.2%
Secure Waste Infrastructure Corporation	5.6%
Brookfield Wealth Solutions Ltd.	5.6%
Brookfield Corporation	5.6%
Brookfield Asset Management Ltd. - Class A	5.4%
GFL Environmental, Inc.	5.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.1%
Health Care	2.2%
Materials	6.2%
Real Estate	8.5%
Communications	11.9%
Utilities	16.0%
Industrials	27.0%
Financials	28.2%

Material Fund Changes

During the year, the Fund changed its name from the Ave Maria Focused Fund to the Ave Maria Growth Focused Fund. Also, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same. Effective January 1, 2026, Adam P. Gaglio, CFA, is no longer serving as a portfolio manager of the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-AVEAX

Ave Maria Growth Focused Fund (AVEAX)

Annual Shareholder Report - December 31, 2025

Ave Maria Bond Fund

(AVEFX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Ave Maria Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9931. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Bond Fund	$40	0.39%

How did the Fund perform during the reporting period?

For the year ended December 31, 2025, the Fund returned 5.55%, modestly underperforming its benchmark. Relative results were primarily impacted by the Fund’s emphasis on high-quality, short-maturity fixed income, which lagged lower-quality, longer-duration bonds during the year. In addition, the Fund’s dividend-paying equity holdings detracted from overall performance.

Notable performers for the year included the common stocks of Coca-Cola Europacific Partners plc, Truist Financial Corporation, and an Electronic Arts, Inc. bond, which increased by 21%, 19%, and 18%, respectively. Performance detractors include the common stocks of Watsco, Inc., Texas Pacific Land Corporation, and F&G Annuities & Life, Inc., which declined by -27%, -22%, and -6%, respectively.

Corporate credit spreads briefly widened in April following tariff-related headlines. From that point through year-end, spreads retraced and generally tightened, fluctuating near historically low levels as the year concluded. Given this backdrop, investors should be prudent when adding incremental credit exposure, particularly in lower-quality segments of the market, where current spread levels offer limited compensation for the additional default and downgrade risk.

The Bond Fund will continue to be managed in a conservative manner by keeping bond maturities in the short-to-intermediate range and the credit quality high.  Additionally, high-quality, dividend-paying common stocks continue to offer an attractive combination of income and price appreciation potential.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Bond Fund - $14,878
Bloomberg Intermediate U.S. Government/Credit Bond Index - $12,538
Bloomberg U.S. Aggregate Bond Index - $12,199
$15,000
$10,000
$5,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Ave Maria Bond Fund	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,454	$10,208	$10,265
Dec-2017	$10,889	$10,426	$10,628
Dec-2018	$10,934	$10,518	$10,629
Dec-2019	$11,841	$11,233	$11,556
Dec-2020	$12,504	$11,956	$12,423
Dec-2021	$13,052	$11,784	$12,232
Dec-2022	$12,681	$10,813	$10,641
Dec-2023	$13,335	$11,380	$11,229
Dec-2024	$14,096	$11,722	$11,369
Dec-2025	$14,878	$12,538	$12,199

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria Bond Fund	5.55%	3.54%	4.05%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.97%	0.96%	2.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9931 or visit https://avemariafunds.com/AVEFX-bond.php for updated performance information.

Fund Statistics

  Net Assets$793,904,986
  Number of Portfolio Holdings187
  Total Expense Ratio0.39%
  Advisory Fee $1,874,795
  Portfolio turnover (fiscal year)13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.8%
Corporate Bonds	46.9%
Money Market Funds	5.0%
U.S. Government & Agencies	33.3%

Portfolio Managers

Brandon S. Scheitler

James T. Peregoy, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Europacific Partners plc	1.7%
Truist Financial Corporation	1.4%
Illinois Tool Works, Inc., 2.650%, due 11/15/26	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
U.S. Treasury Notes, 4.500%, due 12/31/31	1.3%
U.S. Treasury Notes, 4.500%, due 11/15/33	1.3%
U.S. Treasury Notes, 4.375%, due 01/31/32	1.3%
U.S. Treasury Notes, 4.250%, due 06/30/29	1.3%
U.S. Treasury Notes, 4.125%, due 03/31/31	1.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	1.1%
Communications	1.4%
Health Care	1.4%
Materials	3.2%
Financials	3.3%
Energy	4.9%
Money Market	4.9%
Consumer Staples	8.3%
Consumer Discretionary	9.0%
Industrials	14.1%
Technology	14.6%
U.S. Treasury Obligations	33.1%

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Also, Mr. James T. Peregoy, CFA, Portfolio Manager and Head Trader of the Adviser was added as a co-portfolio manager of the Fund. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same. Effective January 1, 2026, George P. Schwartz, CFA, is no longer serving as a co-portfolio manager of the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-AVEFX

Ave Maria Bond Fund (AVEFX)

Annual Shareholder Report - December 31, 2025

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has an audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is William A. Morrow. Mr. Morrow is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $201,180 and $191,600 with respect to the registrant’s fiscal years ended December 31, 2025 and 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $26,300 and $26,300 with respect to the registrant’s fiscal years ended December 31, 2025 and 2024, respectively. The services comprising these fees are tax consulting and the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended December 31, 2025 and 2024, aggregate non- audit fees of $26,300 and $26,300, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. During the fiscal years ended December 31, 2025 and 2024, $17,350 and $16,500, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The registrant’s audit committee determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

AVE MARIA
MUTUAL FUNDS

Financial Statements

December 31, 2025

Ave Maria Value Focused Fund - **AVERX**

Ave Maria Value Fund - **AVEMX**

Ave Maria Growth Fund – **AVEGX**

Ave Maria Rising Dividend Fund – **AVEDX**

Ave Maria World Equity Fund – **AVEWX**

Ave Maria Growth Focused Fund – **AVEAX**

Ave Maria Bond Fund – **AVEFX**

SCHWARTZ INVESTMENT TRUST

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS

Schedule of Investments
Ave Maria Value Focused Fund	1
Ave Maria Value Fund	4
Ave Maria Growth Fund	7
Ave Maria Rising Dividend Fund	10
Ave Maria World Equity Fund	13
Summary of Common Stocks by Country	17
Ave Maria Growth Focused Fund	18
Ave Maria Bond Fund	20
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets
Ave Maria Value Focused Fund	34
Ave Maria Value Fund	35
Ave Maria Growth Fund	36
Ave Maria Rising Dividend Fund	37
Ave Maria World Equity Fund	38
Ave Maria Growth Focused Fund	39
Ave Maria Bond Fund	40
Financial Highlights
Ave Maria Value Focused Fund	41
Ave Maria Value Fund	42
Ave Maria Growth Fund	43
Ave Maria Rising Dividend Fund	44
Ave Maria World Equity Fund	45
Ave Maria Growth Focused Fund	46
Ave Maria Bond Fund	47
Notes to Financial Statements	48
Report of Independent Registered Public Accounting Firm	62
Additional Information	64
Federal Tax Information	65

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
(Continued)

This report is for the information of the shareholders of the Ave Maria Mutual Funds. To obtain a copy of the prospectus, please visit our website at www.avemariafunds.com or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Mutual Funds are distributed by Ultimus Fund Distributors, LLC.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds’ website at www.avemariafunds.com or by calling 1-888-726-9331.

Ave Maria Value Focused Fund

SCHEDULE OF INVESTMENTS
December 31, 2025

COMMON STOCKS — 94.2%	Shares	Fair Value
Communications — 5.2%
Telecommunications — 5.2%
DigitalBridge Group, Inc.	284,301	$4,361,177

Consumer Discretionary — 9.8%
Automotive — 3.7%
XPEL, Inc. *	62,884	3,138,540

Home Construction — 1.9%
Masco Corporation	25,000	1,586,500

Retail - Discretionary — 4.2%
Builders FirstSource, Inc. *	14,000	1,440,460
Genuine Parts Company	16,750	2,059,580
		3,500,040
Energy — 13.0%
Oil & Gas Producers — 10.1%
Chevron Corporation	26,000	3,962,660
ConocoPhillips	7,800	730,158
Occidental Petroleum Corporation	35,500	1,459,760
Permian Basin Royalty Trust	133,478	2,266,456
		8,419,034
Oil & Gas Services & Equipment — 2.9%
SLB Ltd.	63,300	2,429,454

Financials — 3.5%
Institutional Financial Services — 3.5%
Intercontinental Exchange, Inc.	18,000	2,915,280

Health Care — 3.4%
Biotech & Pharma — 1.1%
Zoetis, Inc.	7,000	880,740

Health Care Facilities & Services — 0.9%
Chemed Corporation	1,750	748,755

Medical Equipment & Devices — 1.4%
Haemonetics Corporation *	15,000	1,202,250

Industrials — 3.3%
Electrical Equipment — 1.4%
A.O. Smith Corporation	17,400	1,163,712

AVE MARIA VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 94.2% (Continued)	Shares	Fair Value
Industrials — 3.3% (Continued)
Industrial Support Services — 1.9%
Watsco, Inc.	4,785	$1,612,306

Materials — 16.3%
Containers & Packaging — 2.0%
AptarGroup, Inc.	13,660	1,665,974

Metals & Mining — 14.3%
Franco-Nevada Corporation	22,700	4,705,256
Pan American Silver Corporation	50,000	2,590,500
Wheaton Precious Metals Corporation	40,000	4,700,800
		11,996,556
Real Estate — 27.2%
Multi-Asset Class Owners & Developers — 6.5%
LandBridge Company, LLC - Class A	111,059	5,440,780

Real Estate Owners & Developers — 20.7%
St. Joe Company (The)	42,600	2,529,162
Texas Pacific Land Corporation	51,600	14,820,552
		17,349,714
Technology — 6.0%
Technology Services — 6.0%
Mastercard, Inc. - Class A	3,750	2,140,800
Moody’s Corporation	3,000	1,532,550
Shift4 Payments, Inc. - Class A *	21,750	1,369,598
		5,042,948
Utilities — 6.5%
Gas & Water Utilities — 6.5%
WaterBridge Infrastructure, LLC - Class A *	273,148	5,465,692

Total Common Stocks (Cost $55,785,201)		$78,919,452

AVE MARIA VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 5.8%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.59% (a)	4,236,440	$4,236,440
Federated Hermes Treasury Obligations Fund - Institutional Shares, 3.63% (a)	620,055	620,055
Total Money Market Funds (Cost $4,856,495)		$4,856,495

Total Investments at Fair Value — 100.0% (Cost $60,641,696)		$83,775,947

Liabilities in Excess of Other Assets — (0.0%) (b)		(5,977)

Net Assets — 100.0%		$83,769,970

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2025.
(b)	Percentage rounds to less than 0.1%.
See notes to financial statements.

Ave Maria Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2025

COMMON STOCKS — 93.5%	Shares	Fair Value
Communications — 2.1%
Internet Media & Services — 2.1%
VeriSign, Inc.	40,500	$9,839,475

Consumer Discretionary — 8.1%
Automotive — 2.9%
XPEL, Inc. *	279,455	13,947,599

Leisure Products — 1.3%
YETI Holdings, Inc. *	138,000	6,095,460

Retail - Discretionary — 3.9%
Builders FirstSource, Inc. *	75,000	7,716,750
Winmark Corporation	26,600	10,771,404
		18,488,154
Energy — 9.0%
Oil & Gas Producers — 6.9%
Expand Energy Corporation	145,500	16,057,380
Occidental Petroleum Corporation	70,000	2,878,400
Permian Basin Royalty Trust	830,219	14,097,119
		33,032,899
Oil & Gas Services & Equipment — 2.1%
SLB Ltd.	264,000	10,132,320

Financials — 10.4%
Banking — 4.8%
Hingham Institution For Savings (The)	81,087	23,025,465

Institutional Financial Services — 2.6%
Intercontinental Exchange, Inc.	77,000	12,470,920

Insurance — 3.0%
Brown & Brown, Inc.	180,400	14,377,880

Health Care — 8.6%
Health Care Facilities & Services — 1.3%
Chemed Corporation	13,790	5,900,189

Medical Equipment & Devices — 7.3%
Alcon, Inc.	195,000	15,367,950
Haemonetics Corporation *	50,000	4,007,500
Mirion Technologies, Inc. *	665,000	15,574,300
		34,949,750

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.5% (Continued)	Shares	Fair Value
Industrials — 14.4%
Aerospace & Defense — 2.1%
HEICO Corporation - Class A	40,000	$10,097,200

Commercial Support Services — 1.8%
Distribution Solutions Group, Inc. *	312,532	8,560,251

Electrical Equipment — 4.6%
A.O. Smith Corporation	146,600	9,804,608
Allegion plc	76,000	12,100,720
		21,905,328
Industrial Intermediate Products — 3.1%
Armstrong World Industries, Inc.	78,000	14,905,800

Industrial Support Services — 1.2%
Watsco, Inc.	17,400	5,862,930

Machinery — 1.6%
CSW Industrials, Inc.	26,000	7,631,780

Materials — 9.9%
Metals & Mining — 9.9%
Franco-Nevada Corporation	100,000	20,728,000
Wheaton Precious Metals Corporation	225,000	26,442,000
		47,170,000
Real Estate — 19.2%
Multi-Asset Class Owners & Developers — 3.9%
LandBridge Company, LLC - Class A	379,895	18,611,056

Real Estate Owners & Developers — 15.3%
St. Joe Company (The)	267,800	15,899,286
Texas Pacific Land Corporation	199,500	57,300,390
		73,199,676
Technology — 9.1%
Software — 2.8%
Roper Technologies, Inc.	30,000	13,353,900

Technology Services — 6.3%
Jack Henry & Associates, Inc.	25,000	4,562,000
TD SYNNEX Corporation	169,500	25,463,985
		30,025,985

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.5% (Continued)	Shares	Fair Value
Utilities — 2.7%
Gas & Water Utilities — 2.7%
WaterBridge Infrastructure, LLC - Class A *	655,556	$13,117,676

Total Common Stocks (Cost $280,512,527)		$446,701,693

MONEY MARKET FUNDS — 6.6%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.59% (a)	24,201,462	$24,201,462
Federated Hermes Treasury Obligations Fund - Institutional Shares, 3.63% (a)	7,323,115	7,323,115
Total Money Market Funds (Cost $31,524,577)		$31,524,577

Total Investments at Fair Value — 100.1% (Cost $312,037,104)		$478,226,270

Liabilities in Excess of Other Assets — (0.1%)		(289,989)

Net Assets — 100.0%		$477,936,281

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2025.
See notes to financial statements.

Ave Maria Growth Fund

SCHEDULE OF INVESTMENTS

December 31, 2025

COMMON STOCKS — 97.6%	Shares	Fair Value
Consumer Discretionary — 14.5%
Automotive — 2.3%
XPEL, Inc. *	505,000	$25,204,550

Leisure Facilities & Services — 1.9%
Atlanta Braves Holdings, Inc. - Series C *	542,264	21,392,315

Retail - Discretionary — 8.4%
Lowe’s Companies, Inc.	131,000	31,591,960
O’Reilly Automotive, Inc. *	665,000	60,654,650
		92,246,610
Wholesale - Discretionary — 1.9%
Copart, Inc. *	540,000	21,141,000

Energy — 2.2%
Oil & Gas Producers — 2.2%
Expand Energy Corporation	220,000	24,279,200

Financials — 0.4%
Asset Management — 0.4%
TIC Solutions, Inc. *	450,000	4,549,500

Health Care — 4.1%
Biotech & Pharma — 1.2%
Zoetis, Inc.	100,000	12,582,000

Health Care Facilities & Services — 1.3%
IQVIA Holdings, Inc. *	64,000	14,426,240

Medical Equipment & Devices — 1.6%
Alcon, Inc.	225,000	17,732,250

Industrials — 16.5%
Aerospace & Defense — 6.4%
HEICO Corporation - Class A	278,590	70,324,473

Industrial Support Services — 10.1%
APi Group Corporation *	2,442,500	93,450,050
Watsco, Inc.	55,000	18,532,250
		111,982,300
Materials — 3.0%
Containers & Packaging — 3.0%
AptarGroup, Inc.	270,000	32,929,200

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.6% (Continued)	Shares	Fair Value
Real Estate — 2.3%
Real Estate Owners & Developers — 0.5%
Texas Pacific Land Corporation	18,000	$5,169,960

REITs — 1.8%
SBA Communications Corporation - Class A	104,000	20,116,720

Technology — 54.6%
Semiconductors — 26.4%
Entegris, Inc.	200,000	16,850,000
NVIDIA Corporation	550,000	102,575,000
Rambus, Inc. *	180,337	16,571,167
Silicon Laboratories, Inc. *	192,790	25,197,653
Silicon Motion Technology Corporation - ADR	220,000	20,394,000
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	123,000	37,378,470
Texas Instruments, Inc.	240,000	41,637,600
Tower Semiconductor Ltd. *	260,000	30,529,200
		291,133,090
Software — 8.3%
BlackLine, Inc. *	690,000	38,150,100
Roper Technologies, Inc.	106,500	47,406,345
Synopsys, Inc. *	13,596	6,386,313
		91,942,758
Technology Services — 19.9%
Accenture plc - Class A	119,000	31,927,700
Broadridge Financial Solutions, Inc.	97,000	21,647,490
Mastercard, Inc. - Class A	142,000	81,064,960
Moody’s Corporation	35,000	17,879,750
S&P Global, Inc.	96,000	50,168,640
Shift4 Payments, Inc. - Class A *	264,941	16,683,335
		219,371,875

Total Common Stocks (Cost $577,059,433)		$1,076,524,041

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 2.6%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.59% (a) (Cost $28,851,829)	28,851,829	$28,851,829

Total Investments at Fair Value — 100.2% (Cost $605,911,262)		$1,105,375,870

Liabilities in Excess of Other Assets — (0.2%)		(1,777,236)

Net Assets — 100.0%		$1,103,598,634

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2025.
See notes to financial statements.

Ave Maria Rising Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2025

COMMON STOCKS — 97.8%	Shares	Fair Value
Communications — 2.2%
Internet Media & Services — 2.2%
Booking Holdings, Inc.	4,000	$21,421,320

Consumer Discretionary — 15.2%
Home & Office Products — 1.4%
SharkNinja, Inc. *	125,000	13,987,500

Retail - Discretionary — 13.3%
Genuine Parts Company	300,000	36,888,000
Lowe’s Companies, Inc.	135,000	32,556,600
TJX Companies, Inc. (The)	260,000	39,938,600
Tractor Supply Company	397,500	19,878,975
		129,262,175
Wholesale - Discretionary — 0.5%
Pool Corporation	20,000	4,575,000

Consumer Staples — 3.1%
Beverages — 3.1%
Coca-Cola Europacific Partners plc	330,000	29,931,000

Energy — 6.2%
Oil & Gas Producers — 6.2%
Chevron Corporation	200,000	30,482,000
Diamondback Energy, Inc.	200,000	30,066,000
		60,548,000
Financials — 11.5%
Asset Management — 1.8%
Brookfield Corporation	375,000	17,208,750

Banking — 3.0%
Truist Financial Corporation	600,000	29,526,000

Insurance — 4.2%
Arch Capital Group Ltd. *	100,000	9,592,000
Brown & Brown, Inc.	375,000	29,887,500
F&G Annuities & Life, Inc.	27,000	832,950
		40,312,450
Specialty Finance — 2.5%
Fidelity National Financial, Inc.	450,000	24,565,500

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.8% (Continued)	Shares	Fair Value
Health Care — 5.7%
Biotech & Pharma — 2.0%
Zoetis, Inc.	160,000	$20,131,200

Health Care Facilities & Services — 3.7%
Chemed Corporation	45,000	19,253,700
Quest Diagnostics, Inc.	95,000	16,485,350
		35,739,050
Industrials — 18.0%
Aerospace & Defense — 9.7%
HEICO Corporation - Class A	137,120	34,613,202
L3Harris Technologies, Inc.	130,000	38,164,100
Lockheed Martin Corporation	45,000	21,765,150
		94,542,452
Electrical Equipment — 2.4%
A.O. Smith Corporation	350,000	23,408,000

Industrial Support Services — 5.0%
Fastenal Company	700,000	28,091,000
Watsco, Inc.	60,000	20,217,000
		48,308,000
Machinery — 0.9%
ESAB Corporation	80,000	8,937,600

Materials — 4.2%
Construction Materials — 3.0%
Carlisle Companies, Inc.	90,000	28,787,400

Containers & Packaging — 1.2%
AptarGroup, Inc.	100,000	12,196,000

Real Estate — 5.8%
Real Estate Owners & Developers — 4.9%
Texas Pacific Land Corporation	165,000	47,391,300

REITs — 0.9%
SBA Communications Corporation - Class A	45,000	8,704,350

Technology — 25.9%
Semiconductors — 3.6%
Texas Instruments, Inc.	200,000	34,698,000

Software — 2.5%
Roper Technologies, Inc.	55,000	24,482,150

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.8% (Continued)	Shares	Fair Value
Technology — 25.9% (Continued)
Technology Services — 19.8%
Accenture plc - Class A	110,000	$29,513,000
Broadridge Financial Solutions, Inc.	150,000	33,475,500
CDW Corporation	130,000	17,706,000
Mastercard, Inc. - Class A	70,000	39,961,600
Moody’s Corporation	80,000	40,868,000
S&P Global, Inc.	60,000	31,355,400
		192,879,500

Total Common Stocks (Cost $613,302,525)		$951,542,697

MONEY MARKET FUNDS — 2.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.59% (a) (Cost $22,287,254)	22,287,254	$22,287,254

Total Investments at Fair Value — 100.1% (Cost $635,589,779)		$973,829,951

Liabilities in Excess of Other Assets — (0.1%)		(1,347,223)

Net Assets — 100.0%		$972,482,728

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2025.
See notes to financial statements.

Ave Maria World Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2025

COMMON STOCKS — 98.9%	Shares	Fair Value
Communications — 1.9%
Entertainment Content — 1.8%
Nintendo Company Ltd.	34,700	$2,342,950

Internet Media & Services — 0.1%
eDreams ODIGEO S.A. *	33,834	158,160

Consumer Discretionary — 11.1%
Home & Office Products — 4.2%
SharkNinja, Inc. *	50,700	5,673,330

Leisure Facilities & Services — 2.7%
Alsea S.A.B. de C.V.	857,120	2,571,936
Greggs plc	47,400	1,068,528
		3,640,464
Leisure Products — 1.1%
MIPS AB	37,150	1,417,878

Retail - Discretionary — 3.1%
Auto Partner S.A.	455,506	2,103,135
KeePer Technical Laboratory Company Ltd.	88,300	1,984,576
		4,087,711
Consumer Staples — 0.8%
Beverages — 0.8%
Coca-Cola Europacific Partners plc	11,600	1,052,120

Energy — 4.8%
Oil & Gas Producers — 4.8%
Canadian Natural Resources Ltd.	79,800	2,703,675
Diamondback Energy, Inc.	15,100	2,269,983
Vista Energy S.A.B. de C.V. *	30,000	1,459,800
		6,433,458
Financials — 10.5%
Banking — 2.7%
HDFC Bank Ltd. - ADR	100,100	3,657,654

Institutional Financial Services — 3.4%
AJ Bell plc *	140,000	832,666
Nu Holdings Ltd. - Class A *	217,600	3,642,624
		4,475,290
Insurance — 2.2%
F&G Annuities & Life, Inc.	96,384	2,973,446

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 98.9% (Continued)	Shares	Fair Value
Financials — 10.5% (Continued)
Specialty Finance — 2.2%
dLocal Ltd.	207,200	$2,929,808

Health Care — 5.7%
Medical Equipment & Devices — 5.7%
Alcon, Inc.	25,500	2,009,655
Mirion Technologies, Inc. *	129,300	3,028,206
Stevanato Group S.p.A.	126,281	2,540,774
		7,578,635
Industrials — 25.9%
Aerospace & Defense — 1.8%
Howmet Aerospace, Inc.	11,500	2,357,730

Commercial Services — 2.7%
Karooooo Ltd.	78,365	3,565,607

Commercial Support Services — 4.6%
Edenred SE	70,500	1,558,322
GFL Environmental, Inc.	106,300	4,565,585
		6,123,907
Diversified Industrials — 3.7%
Eaton Corporation plc	15,700	5,000,607

Electrical Equipment — 5.6%
Hammond Power Solutions, Inc. - Class A	40,700	4,730,344
TE Connectivity plc	12,000	2,730,120
		7,460,464
Engineering & Construction — 4.7%
Comfort Systems USA, Inc.	6,600	6,159,714
Tasmea Ltd.	40,000	112,406
		6,272,120
Machinery — 1.4%
ITOCHU Corporation	148,500	1,876,722

Transportation & Logistics — 1.4%
InPost S.A. *	154,300	1,895,969

Materials — 5.0%
Chemicals — 0.9%
Shin-Etsu Chemical Company Ltd.	41,700	1,295,358

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 98.9% (Continued)	Shares	Fair Value
Materials — 5.0% (Continued)
Construction Materials — 2.2%
SigmaRoc plc *	1,730,489	$2,961,219

Metals & Mining — 1.9%
Mader Group Ltd.	492,087	2,502,304

Real Estate — 0.9%
Real Estate Services — 0.9%
FirstService Corporation	7,500	1,166,475

Technology — 28.1%
IT Services — 2.8%
StoneCo Ltd. - Class A *	256,400	3,792,156

Semiconductors — 7.4%
ASML Holding N.V.	3,300	3,555,478
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	6,381,690
		9,937,168
Software — 9.6%
Avant Group Corporation *	153,500	1,715,801
Hinge Health, Inc. *	46,000	2,136,700
OBIC Business Consultants Company Ltd.	30,600	1,651,831
Phreesia, Inc. *	78,700	1,331,604
SAP SE	24,600	5,976,457
		12,812,393
Technology Services — 8.3%
Accenture plc - Class A	7,400	1,985,420
Mastercard, Inc. - Class A	10,000	5,708,800
S&P Global, Inc.	6,400	3,344,576
		11,038,796
Utilities — 4.2%
Gas & Water Utilities — 4.2%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	124,746	2,975,192
Secure Waste Infrastructure Corporation	122,650	1,543,661
WaterBridge Infrastructure, LLC - Class A *	57,000	1,140,570
		5,659,423

Total Common Stocks (Cost $89,316,185)		$132,139,322

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 1.0%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.59% (a) (Cost $1,313,191)	1,313,191	$1,313,191

Total Investments at Fair Value — 99.9% (Cost $90,629,376)		$133,452,513

Other Assets in Excess of Liabilities — 0.1%		163,774

Net Assets — 100.0%		$133,616,287

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2025.
See notes to financial statements.

AVE MARIA WORLD EQUITY FUND

Summary of Common Stocks by Country

December 31, 2025

Country	Value	% of Net Assets
United States **	$36,124,659	27.0%
Canada	14,709,740	11.0%
Japan	10,867,238	8.1%
Brazil	10,409,972	7.8%
Ireland	9,716,147	7.3%
Taiwan	6,381,690	4.8%
Germany	5,976,457	4.5%
United Kingdom	5,914,533	4.4%
Mexico	4,031,736	3.0%
Poland	3,999,104	3.0%
India	3,657,654	2.7%
Singapore	3,565,607	2.7%
Netherlands	3,555,478	2.7%
Uruguay	2,929,808	2.2%
Australia	2,614,710	1.9%
Italy	2,540,774	1.9%
Switzerland	2,009,655	1.5%
France	1,558,322	1.2%
Sweden	1,417,878	1.1%
Spain	158,160	0.1%
	$132,139,322	98.9%

**

Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside of the United States or has 50% of its revenue or operations outside of the United States during its most recent fiscal year, at the time of purchase.

See notes to financial statements.

Ave Maria Growth Focused Fund

SCHEDULE OF INVESTMENTS

December 31, 2025

COMMON STOCKS — 100.0%	Shares	Fair Value
Communications — 11.9%
Internet Media & Services — 6.5%
eDreams ODIGEO S.A. *	997,792	$4,664,263

Telecommunications — 5.4%
DigitalBridge Group, Inc.	248,504	3,812,051

Financials — 28.2%
Asset Management — 28.2%
Apollo Global Management, Inc.	31,445	4,551,978
Brookfield Asset Management Ltd. - Class A	73,254	3,837,777
Brookfield Corporation	87,398	4,010,694
Brookfield Wealth Solutions Ltd. *	87,398	4,015,938
TIC Solutions, Inc. *	362,777	3,667,676
		20,084,063
Health Care — 2.2%
Health Care Facilities & Services — 2.2%
Chemed Corporation	3,654	1,563,400

Industrials — 27.0%
Commercial Support Services — 5.4%
GFL Environmental, Inc.	88,793	3,813,659

Industrial Support Services — 21.6%
APi Group Corporation *	402,152	15,386,336

Materials — 6.2%
Construction Materials — 6.2%
SigmaRoc plc *	2,598,697	4,446,900

Real Estate — 8.5%
Multi-Asset Class Owners & Developers — 5.0%
LandBridge Company, LLC - Class A	73,222	3,587,146

Real Estate Owners & Developers — 3.5%
Texas Pacific Land Corporation	8,544	2,454,007

Utilities — 16.0%
Gas & Water Utilities — 16.0%
Secure Waste Infrastructure Corporation	320,306	4,031,341
WaterBridge Infrastructure, LLC - Class A *	369,325	7,390,193
		11,421,534

Total Common Stocks (Cost $51,040,771)		$71,233,359

AVE MARIA GROWTH FOCUSED FUND

SCHEDULE OF INVESTMENTS

(Continued)

MONEY MARKET FUNDS — 0.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.59% (a) (Cost $92,819)	92,819	$92,819

Total Investments at Fair Value — 100.1% (Cost $51,133,590)		$71,326,178

Liabilities in Excess of Other Assets — (0.1%)		(90,782)

Net Assets — 100.0%		$71,235,396

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2025.
See notes to financial statements.

Ave Maria Bond Fund

SCHEDULE OF INVESTMENTS

December 31, 2025

U.S. GOVERNMENT & AGENCIES — 33.1%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes — 5.2% (a)
0.625%, due 01/15/26	$6,851,050	$6,834,993
2.000%, due 01/15/26	4,921,140	4,912,105
0.125%, due 04/15/26	6,207,400	6,153,570
0.375%, due 01/15/27	5,256,498	5,192,473
0.375%, due 07/15/27	8,651,240	8,552,902
0.500%, due 01/15/28	6,599,600	6,486,013
0.750%, due 07/15/28	3,242,600	3,205,691
		41,337,747
U.S. Treasury Notes — 27.9%
4.250%, due 01/31/26	10,000,000	10,003,980
4.125%, due 09/30/27	10,000,000	10,108,203
4.000%, due 02/29/28	10,000,000	10,106,250
4.125%, due 07/31/28	10,000,000	10,151,953
1.250%, due 09/30/28	10,000,000	9,409,766
3.250%, due 06/30/29	10,000,000	9,891,016
4.250%, due 06/30/29	10,000,000	10,216,406
4.000%, due 10/31/29	10,000,000	10,137,109
4.000%, due 02/28/30	10,000,000	10,134,766
3.750%, due 05/31/30	10,000,000	10,032,813
4.625%, due 09/30/30	10,000,000	10,400,781
4.125%, due 03/31/31	10,000,000	10,180,469
4.125%, due 07/31/31	10,000,000	10,174,219
4.500%, due 12/31/31	10,000,000	10,361,719
4.375%, due 01/31/32	10,000,000	10,291,406
4.125%, due 05/31/32	10,000,000	10,145,313
4.000%, due 07/31/32	10,000,000	10,066,797
4.125%, due 11/15/32	10,000,000	10,129,687
3.500%, due 02/15/33	10,000,000	9,733,984
3.375%, due 05/15/33	10,000,000	9,629,688
3.875%, due 08/15/33	10,000,000	9,933,984
4.500%, due 11/15/33	10,000,000	10,343,359
		221,583,668
Total U.S. Government & Agencies (Cost $262,155,710)		$262,921,415

CORPORATE BONDS — 46.6%	Par Value	Fair Value
Communications — 1.4%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,500,262
Electronic Arts, Inc., 1.850%, due 02/15/31	5,486,000	5,279,625
		10,779,887

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 46.6% (Continued)	Par Value	Fair Value
Consumer Discretionary — 7.8%
Genuine Parts Company, 1.875%, due 11/01/30	$2,429,000	$2,136,147
Genuine Parts Company, 2.750%, due 02/01/32	767,000	679,119
Genuine Parts Company, 6.875%, due 11/01/33	1,140,000	1,268,976
Lowe’s Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,987,860
Lowe’s Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,950,620
Lowe’s Companies, Inc., 1.300%, due 04/15/28	400,000	377,290
Lowe’s Companies, Inc., 1.700%, due 10/15/30	925,000	822,263
Lowe’s Companies, Inc., 4.250%, due 03/15/31	200,000	199,369
Lowe’s Companies, Inc., 2.625%, due 04/01/31	300,000	275,598
Lowe’s Companies, Inc., 3.750%, due 04/01/32	4,000,000	3,838,413
O’Reilly Automotive, Inc, 1.750%, due 03/15/31	500,000	438,523
O’Reilly Automotive, Inc., 3.900%, due 06/01/29	2,767,000	2,744,736
O’Reilly Automotive, Inc., 4.200%, due 04/01/30	400,000	399,194
O’Reilly Automotive, Inc., 4.700%, due 06/15/32	8,150,000	8,233,586
O’Reilly Automotive, Inc., 5.000%, due 08/19/34	826,000	833,745
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	5,208,601
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,307,211
Ross Stores, Inc., 1.875%, due 04/15/31	4,115,000	3,627,517
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,226,000	3,193,423
TJX Companies, Inc. (The), 1.150%, due 05/15/28	3,276,000	3,079,901
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,902,000	2,892,769
TJX Companies, Inc. (The), 1.600%, due 05/15/31	5,263,000	4,626,891
Tractor Supply Company, 1.750%, due 11/01/30	1,525,000	1,351,921
Tractor Supply Company, 5.250%, due 05/15/33	2,600,000	2,692,436
		62,166,109
Consumer Staples — 6.6%
Coca-Cola Company (The), 1.450%, due 06/01/27	5,452,000	5,291,262
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,460,888
Coca-Cola Company (The), 2.000%, due 03/05/31	1,250,000	1,133,805
Coca-Cola Company (The), 2.250%, due 01/05/32	450,000	407,215
Coca-Cola Company (The), 4.650%, due 08/14/34	1,292,000	1,321,187
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,957,998
Colgate-Palmolive Company, 3.250%, due 08/15/32	2,750,000	2,595,824
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,720,000	2,782,948
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,981,289
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,363,065
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,600,641
Hormel Foods Corporation, 1.700%, due 06/03/28	1,850,000	1,757,600
Hormel Foods Corporation, 1.800%, due 06/11/30	5,100,000	4,608,120
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,714,001
J.M. Smucker Company (The), 2.125%, due 03/15/32	1,450,000	1,257,019
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,643,688
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,900,000	1,816,963

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 46.6% (Continued)	Par Value	Fair Value
Consumer Staples — 6.6% (Continued)
Kimberly-Clark Corporation, 3.950%, due 11/01/28	$1,665,000	$1,669,346
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,364,087
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	586,741
Kimberly-Clark Corporation, 2.000%, due 11/02/31	6,109,000	5,511,711
		52,825,398
Energy — 2.3%
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,727,027
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,467,215
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,102,419
Chevron Corporation, 3.250%, due 10/15/29	7,685,000	7,507,287
Exxon Mobil Corporation, 2.440%, due 08/16/29	546,000	521,670
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	168,930
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,575,245
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,054,786
Pioneer Natural Resources, 1.900%, due 08/15/30	530,000	480,448
		18,605,027
Financials — 0.7%
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	396,293
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,333,504
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	825,008
		5,554,805
Health Care — 1.4%
Stryker Corporation, 3.500%, due 03/15/26	1,404,000	1,402,670
Stryker Corporation, 3.650%, due 03/07/28	500,000	497,295
Stryker Corporation, 4.850%, due 12/08/28	325,000	332,823
Stryker Corporation, 1.950%, due 06/15/30	3,795,000	3,448,542
Stryker Corporation, 4.625%, due 09/11/34	3,321,000	3,306,671
Zoetis, Inc., 2.000%, due 05/15/30	1,050,000	961,474
Zoetis, Inc., 5.600%, due 11/16/32	815,000	867,126
		10,816,601
Industrials — 10.8%
Amphenol Corporation, 4.350%, due 06/01/29	5,950,000	6,011,375
Amphenol Corporation, 2.800%, due 02/15/30	2,000,000	1,901,029
Amphenol Corporation, 2.200%, due 09/15/31	6,460,000	5,775,796
Cintas Corporation, 4.000%, due 05/01/32	1,874,000	1,836,366
Honeywell International, Inc., 1.100%, due 03/01/27	650,000	630,122
Honeywell International, Inc., 4.950%, due 02/15/28	870,000	888,527
Honeywell International, Inc., 2.700%, due 08/15/29	650,000	620,754
Honeywell International, Inc., 1.750%, due 09/01/31	700,000	612,627
Honeywell International, Inc., 4.950%, due 09/01/31	4,165,000	4,309,920
Honeywell International, Inc., 4.750%, due 02/01/32	5,000,000	5,108,327

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 46.6% (Continued)	Par Value	Fair Value
Industrials — 10.8% (Continued)
Honeywell International, Inc., 5.000%, due 02/15/33	$3,512,000	$3,624,231
Honeywell International, Inc., 4.500%, due 01/15/34	1,930,000	1,916,903
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,562,054
Hubbell, Inc., 2.300%, due 03/15/31	1,670,000	1,522,555
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,504,250
L3Harris Technologies, Inc., 5.050%, due 06/01/29	1,500,000	1,541,490
L3Harris Technologies, Inc., 1.800%, due 01/15/31	4,809,000	4,248,253
L3Harris Technologies, Inc., 5.250%, due 06/01/31	1,147,000	1,194,244
L3Harris Technologies, Inc., 5.400%, due 07/31/33	5,147,000	5,369,018
L3Harris Technologies, Inc., 5.350%, due 06/01/34	1,425,000	1,477,620
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,847,584
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,130,956
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	1,012,292
Lockheed Martin Corporation, 1.850%, due 06/15/30	1,000,000	907,307
Lockheed Martin Corporation, 5.250%, due 01/15/33	2,560,000	2,694,149
Lockheed Martin Corporation, 4.750%, due 02/15/34	650,000	660,297
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	826,656
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	490,711
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,069,084
United Parcel Service, Inc., 2.400%, due 11/15/26	1,869,000	1,847,479
United Parcel Service, Inc., 4.450%, due 04/01/30	740,000	753,798
United Parcel Service, Inc., 5.150%, due 05/22/34	3,650,000	3,797,020
		85,692,794
Materials — 3.2%
Carlisle Companies, Inc., 2.750%, due 03/01/30	3,200,000	3,018,996
Carlisle Companies, Inc., 2.200%, due 03/01/32	6,550,000	5,719,350
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,380,001
Ecolab, Inc., 4.800%, due 03/24/30	1,745,000	1,790,762
Ecolab, Inc., 1.300%, due 01/30/31	3,080,000	2,679,511
Ecolab, Inc., 2.125%, due 02/01/32	5,378,000	4,747,885
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,244,333
		25,580,838
Technology — 12.4%
Analog Devices, Inc., 2.100%, due 10/01/31	3,450,000	3,068,150
Analog Devices, Inc., 5.050%, due 04/01/34	4,230,000	4,378,631
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	597,770
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	6,450,449
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	7,069,000	6,430,218
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,765,329

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 46.6% (Continued)	Par Value	Fair Value
Technology — 12.4% (Continued)
Cisco Systems, Inc., 2.500%, due 09/20/26	$3,080,000	$3,051,614
Cisco Systems, Inc., 4.950%, due 02/26/31	500,000	519,113
Cisco Systems, Inc., 5.050%, due 02/26/34	1,015,000	1,046,492
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,986,880
Mastercard, Inc., 3.300%, due 03/26/27	2,150,000	2,139,221
Mastercard, Inc., 3.500%, due 02/26/28	450,000	448,692
Mastercard, Inc., 3.350%, due 03/26/30	1,500,000	1,466,222
Mastercard, Inc., 2.000%, due 11/18/31	6,217,000	5,545,178
Mastercard, Inc., 4.350%, due 01/15/32	950,000	956,232
Mastercard, Inc., 4.850%, due 03/09/33	4,100,000	4,221,592
Mastercard, Inc., 4.875%, due 05/09/34	2,500,000	2,567,125
Moody’s Corporation, 3.250%, due 01/15/28	4,706,000	4,643,978
Moody’s Corporation, 4.250%, due 02/01/29	5,289,000	5,324,411
Moody’s Corporation, 2.000%, due 08/19/31	1,017,000	904,665
Moody’s Corporation, 4.250%, due 08/08/32	2,853,000	2,819,041
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,641,134
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,952,557
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,136,091
S&P Global, Inc., 4.250%, due 05/01/29	427,000	429,538
S&P Global, Inc., 2.500%, due 12/01/29	700,000	660,272
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,287,552
S&P Global, Inc., 2.900%, due 03/01/32	2,834,000	2,616,673
S&P Global, Inc., 5.250%, due 09/15/33	2,396,000	2,520,898
Texas Instruments, Inc., 1.750%, due 05/04/30	380,000	346,187
Texas Instruments, Inc., 4.500%, due 05/23/30	3,000,000	3,050,534
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,777,140
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,243,974
Texas Instruments, Inc., 4.900%, due 03/14/33	1,400,000	1,446,798
Texas Instruments, Inc., 4.850%, due 02/08/34	2,947,000	3,027,510
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,775,122
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,978,787
		98,221,770

Total Corporate Bonds (Cost $364,556,858)		$370,243,229

COMMON STOCKS — 14.7%	Shares	Fair Value
Consumer Discretionary — 1.2%
Retail - Discretionary — 1.2%
Genuine Parts Company	77,000	$9,467,920

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 14.7% (Continued)	Shares	Fair Value
Consumer Staples — 1.7%
Beverages — 1.7%
Coca-Cola Europacific Partners plc	150,000	$13,605,000

Energy — 2.6%
Oil & Gas Producers — 2.6%
Chevron Corporation	40,000	6,096,400
Diamondback Energy, Inc.	30,200	4,539,966
Exxon Mobil Corporation	80,000	9,627,200
		20,263,566
Financials — 2.6%
Banking — 1.4%
Truist Financial Corporation	225,000	11,072,250

Insurance — 0.1%
F&G Annuities & Life, Inc.	9,900	305,415

Specialty Finance — 1.1%
Fidelity National Financial, Inc.	165,000	9,007,350

Industrials — 3.3%
Aerospace & Defense — 1.0%
Lockheed Martin Corporation	17,000	8,222,390

Industrial Support Services — 2.3%
Fastenal Company	200,000	8,026,000
Watsco, Inc.	30,000	10,108,500
		18,134,500
Real Estate — 1.1%
Real Estate Owners & Developers — 0.7%
Texas Pacific Land Corporation	21,000	6,031,620

REITs — 0.4%
SBA Communications Corporation - Class A	15,000	2,901,450

Technology — 2.2%
Semiconductors — 1.0%
Texas Instruments, Inc.	47,000	8,154,030

Technology Services — 1.2%
Western Union Company (The)	1,000,000	9,310,000

Total Common Stocks (Cost $77,571,170)		$116,475,491

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 4.9%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.59% (b) (Cost $39,089,657)	39,089,657	$39,089,657

Total Investments at Fair Value — 99.3% (Cost $743,373,395)		$788,729,792

Other Assets in Excess of Liabilities — 0.7%		5,175,194

Net Assets — 100.0%		$793,904,986

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

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AVE MARIA MUTUAL FUNDS

Statements of Assets and Liabilities

December 31, 2025

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
ASSETS
Investment securities:
At cost	$60,641,696	$312,037,104	$605,911,262	$635,589,779
At fair value (Note 1)	$83,775,947	$478,226,270	$1,105,375,870	$973,829,951
Receivable for capital shares sold	138,995	526,486	762,155	390,391
Dividends receivable	69,361	209,441	285,735	543,245
Tax reclaims receivable	—	15,572	139,352	105,218
Other assets	18,344	22,055	57,673	55,053
TOTAL ASSETS	84,002,647	478,999,824	1,106,620,785	974,923,858

LIABILITIES
Payable for capital shares redeemed	50,439	58,072	750,523	395,704
Payable to Adviser (Note 2)	159,400	936,393	2,131,041	1,915,553
Payable to administrator (Note 2)	6,666	38,523	85,685	78,157
Other accrued expenses	16,172	30,555	54,902	51,716
TOTAL LIABILITIES	232,677	1,063,543	3,022,151	2,441,130

CONTINGENCIES AND COMMITMENTS (NOTE 5)	—	—	—	—
NET ASSETS	$83,769,970	$477,936,281	$1,103,598,634	$972,482,728

NET ASSETS CONSIST OF:
Paid-in capital	$62,192,933	$320,732,244	$604,132,445	$634,233,937
Distributable earnings	21,577,037	157,204,037	499,466,189	338,248,791
NET ASSETS	$83,769,970	$477,936,281	$1,103,598,634	$972,482,728
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,500,821	17,516,104	22,720,818	45,284,408
Net asset value, offering price and redemption price per share (Note 1)	$55.82	$27.29	$48.57	$21.48

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Continued)

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Bond Fund
ASSETS
Investment securities:
At cost	$90,629,376	$51,133,590	$743,373,395
At fair value (Note 1)	$133,452,513	$71,326,178	$788,729,792
Receivable for capital shares sold	64,792	39,109	572,468
Receivable for investment securities sold	411,162	—	—
Dividends and interest receivable	100,084	22,884	5,584,640
Tax reclaims receivable	61,903	—	—
Other assets	14,677	20,252	46,596
TOTAL ASSETS	134,105,131	71,408,423	794,933,496

LIABILITIES
Payable for capital shares redeemed	17,920	5,284	405,910
Payable for investment securities purchased	176,245	—	—
Payable to Adviser (Note 2)	260,881	144,725	517,980
Payable to administrator (Note 2)	10,619	5,695	51,300
Other accrued expenses	23,179	17,323	53,320
TOTAL LIABILITIES	488,844	173,027	1,028,510

CONTINGENCIES AND COMMITMENTS (NOTE 5)	—	—	—
NET ASSETS	$133,616,287	$71,235,396	$793,904,986

NET ASSETS CONSIST OF:
Paid-in capital	$90,789,446	$53,717,592	$748,548,589
Distributable earnings	42,826,841	17,517,804	45,356,397
NET ASSETS	$133,616,287	$71,235,396	$793,904,986
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,200,258	4,448,004	64,486,099
Net asset value, offering price and redemption price per share (Note 1)	$21.55	$16.02	$12.31

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Operations

For the Year Ended December 31, 2025

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
INVESTMENT INCOME
Dividends	$1,241,598	$5,691,730	$9,202,692	$19,735,595
Tax reclaims received	—	21,157	—	—
Foreign withholding taxes on dividends	(12,666)	(66,499)	(121,338)	(13,500)
TOTAL INVESTMENT INCOME	1,228,932	5,646,388	9,081,354	19,722,095

EXPENSES
Investment advisory fees (Note 2)	611,781	3,681,330	8,248,064	7,948,808
Administration, accounting and transfer agent fees (Note 2)	79,412	457,422	995,322	967,609
Trustees’ fees and expenses (Note 2)	12,636	71,996	160,474	157,533
Postage and supplies	8,182	47,098	82,043	76,112
Audit and tax services fees	13,887	34,596	66,268	61,181
Registration and filing fees	44,686	46,795	45,782	45,603
Custodian and bank service fees	8,895	27,900	63,141	58,359
Legal fees	38,005	38,005	38,005	38,005
Compliance service fees (Note 2)	3,127	17,954	40,854	37,066
Advisory board fees and expenses (Note 2)	359	13,810	30,506	30,447
Insurance expense	1,980	12,406	29,770	30,073
Shareholder reporting expenses	8,361	7,222	10,908	9,986
Other expenses	11,620	20,947	39,676	40,402
NET EXPENSES	842,931	4,477,481	9,850,813	9,501,184
Previous investment advisory fee reductions recouped by the Adviser (Note 2)	63,028	—	—	—
TOTAL EXPENSES	905,959	4,477,481	9,850,813	9,501,184

NET INVESTMENT INCOME (LOSS)	322,973	1,168,907	(769,459)	10,220,911

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025 (Continued)

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from investment transactions	$(1,540,575)	$(9,091,571)	$60,719,565	$41,756,029
Net realized losses from foreign currency transactions (Note 1)	—	—	(1,588)	(27,535)
Net change in unrealized appreciation (depreciation) on investments	3,606,641	19,996,894	27,032,055	(54,553,124)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	—	6,969
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	2,066,066	10,905,323	87,750,032	(12,817,661)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,389,039	$12,074,230	$86,980,573	$(2,596,750)

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025 (Continued)

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Bond Fund
INVESTMENT INCOME
Dividends	$1,720,291	$312,215	$6,584,750
Tax reclaims received	14,674	58	—
Foreign withholding taxes on dividends	(176,735)	(25,265)	—
Interest	—	—	22,338,835
TOTAL INVESTMENT INCOME	1,558,230	287,008	28,923,585

EXPENSES
Investment advisory fees (Note 2)	949,771	500,890	1,874,795
Administration, accounting and transfer agent fees (Note 2)	121,049	65,719	582,887
Trustees’ fees and expenses (Note 2)	19,316	10,552	108,606
Postage and supplies	15,658	11,827	48,942
Audit and tax services fees	16,348	13,340	49,631
Registration and filing fees	32,786	31,520	68,253
Custodian and bank service fees	25,294	14,735	38,297
Legal fees	38,005	38,005	38,005
Compliance service fees (Note 2)	4,846	2,602	28,540
Advisory board fees and expenses (Note 2)	3,359	1,881	20,637
Insurance expense	3,884	2,123	19,503
Shareholder reporting expenses	5,885	5,035	7,968
Other expenses	41,524	14,241	63,683
TOTAL EXPENSES	1,277,725	712,470	2,949,747

NET INVESTMENT INCOME (LOSS)	280,505	(425,462)	25,973,838

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025 (Continued)

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Bond Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from investment transactions	$3,000,244	$(2,536,101)	$22,753
Net realized losses from foreign currency transactions (Note 1)	(21,561)	(2,756)	—
Net change in unrealized appreciation (depreciation) on investments	8,979,537	4,844,972	13,934,021
Net change in unrealized appreciation (depreciation) on foreign currency translation	4,596	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	11,962,816	2,306,115	13,956,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,243,321	$1,880,653	$39,930,612

See notes to financial statements.

Ave Maria Value Focused Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$322,973	$216,484
Net realized gains (losses) from investment transactions	(1,540,575)	6,677,803
Net change in unrealized appreciation (depreciation) on investments	3,606,641	4,674,466
Net increase in net assets resulting from operations	2,389,039	11,568,753

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(339,612)	(6,894,355)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	96,851,741	17,460,142
Reinvestment of distributions to shareholders	313,757	6,565,207
Payments for shares redeemed	(68,007,043)	(9,426,152)
Net increase in net assets from capital share transactions	29,158,455	14,599,197

TOTAL INCREASE IN NET ASSETS	31,207,882	19,273,595

NET ASSETS
Beginning of year	52,562,088	33,288,493
End of year	$83,769,970	$52,562,088

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,729,005	296,845
Shares issued in reinvestment of distributions to shareholders	5,556	124,695
Shares redeemed	(1,230,552)	(185,952)
Net increase in shares outstanding	504,009	235,588
Shares outstanding, beginning of year	996,812	761,224
Shares outstanding, end of year	1,500,821	996,812

See notes to financial statements.

Ave Maria Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$1,168,907	$1,949,713
Net realized gains (losses) from investment transactions	(9,091,571)	34,977,325
Long-term capital gain distributions from regulated investment companies	—	17
Net change in unrealized appreciation (depreciation) on investments	19,996,894	40,822,245
Net increase in net assets resulting from operations	12,074,230	77,749,300

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(1,602,775)	(36,308,430)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	97,970,702	47,800,494
Reinvestment of distributions to shareholders	1,511,488	34,632,053
Payments for shares redeemed	(78,222,161)	(49,398,813)
Net increase in net assets from capital share transactions	21,260,029	33,033,734

TOTAL INCREASE IN NET ASSETS	31,731,484	74,474,604

NET ASSETS
Beginning of year	446,204,797	371,730,193
End of year	$477,936,281	$446,204,797

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	3,523,520	1,766,218
Shares issued in reinvestment of distributions to shareholders	54,779	1,302,931
Shares redeemed	(2,816,148)	(1,900,005)
Net increase in shares outstanding	762,151	1,169,144
Shares outstanding, beginning of year	16,753,953	15,584,809
Shares outstanding, end of year	17,516,104	16,753,953

See notes to financial statements.

Ave Maria Growth Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment loss	$(769,459)	$(881,149)
Net realized gains from investment transactions	60,719,565	86,896,670
Net realized losses from foreign currency transactions (Note 1)	(1,588)	(8,984)
Long-term capital gain distributions from regulated investment companies	—	29
Net change in unrealized appreciation (depreciation) on investments	27,032,055	57,627,337
Net increase in net assets resulting from operations	86,980,573	143,633,903

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(59,946,937)	(84,582,661)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	118,152,308	116,989,334
Reinvestment of distributions to shareholders	56,770,656	79,894,899
Payments for shares redeemed	(176,020,612)	(159,273,877)
Net increase (decrease) in net assets from capital share transactions	(1,097,648)	37,610,356

TOTAL INCREASE IN NET ASSETS	25,935,988	96,661,598

NET ASSETS
Beginning of year	1,077,662,646	981,001,048
End of year	$1,103,598,634	$1,077,662,646

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	2,411,916	2,417,689
Shares issued in reinvestment of distributions to shareholders	1,156,220	1,680,581
Shares redeemed	(3,583,250)	(3,303,117)
Net increase (decrease) in shares outstanding	(15,114)	795,153
Shares outstanding, beginning of year	22,735,932	21,940,779
Shares outstanding, end of year	22,720,818	22,735,932

See notes to financial statements.

Ave Maria Rising Dividend Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$10,220,911	$10,447,571
Net realized gains from investment transactions	41,756,029	55,649,262
Net realized losses from foreign currency transactions (Note 1)	(27,535)	(1,611)
Long-term capital gain distributions from regulated investment companies	—	41
Net change in unrealized appreciation (depreciation) on investments	(54,553,124)	73,095,806
Net change in unrealized appreciation (depreciation) on foreign currency translation	6,969	(1,143)
Net increase (decrease) in net assets resulting from operations	(2,596,750)	139,189,926

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(51,946,612)	(66,105,105)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	118,821,543	126,984,652
Reinvestment of distributions to shareholders	47,148,883	59,848,577
Payments for shares redeemed	(216,091,800)	(186,344,150)
Net increase (decrease) in net assets from capital share transactions	(50,121,374)	489,079

TOTAL INCREASE (DECREASE) IN NET ASSETS	(104,664,736)	73,573,900

NET ASSETS
Beginning of year	1,077,147,464	1,003,573,564
End of year	$972,482,728	$1,077,147,464

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	5,127,135	5,468,274
Shares issued in reinvestment of distributions to shareholders	2,153,292	2,629,899
Shares redeemed	(9,358,579)	(8,155,030)
Net decrease in shares outstanding	(2,078,152)	(56,857)
Shares outstanding, beginning of year	47,362,560	47,419,417
Shares outstanding, end of year	45,284,408	47,362,560

See notes to financial statements.

Ave Maria World Equity Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$280,505	$472,210
Net realized gains from investment transactions	3,000,244	603,813
Net realized losses from foreign currency transactions (Note 1)	(21,561)	(15,867)
Long-term capital gain distributions from regulated investment companies	—	2
Net change in unrealized appreciation (depreciation) on investments	8,979,537	3,759,629
Net change in unrealized appreciation (depreciation) on foreign currency translation	4,596	(1,633)
Net increase in net assets resulting from operations	12,243,321	4,818,154

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)
From distributable earnings	(3,259,188)	(1,059,672)
From return of capital	(58,046)	—
Total distributions	(3,317,234)	(1,059,672)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	25,000,258	22,785,960
Reinvestment of distributions to shareholders	3,211,583	1,002,883
Payments for shares redeemed	(19,906,130)	(12,766,029)
Net increase in net assets from capital share transactions	8,305,711	11,022,814

TOTAL INCREASE IN NET ASSETS	17,231,798	14,781,296

NET ASSETS
Beginning of year	116,384,489	101,603,193
End of year	$133,616,287	$116,384,489

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,169,799	1,133,692
Shares issued in reinvestment of distributions to shareholders	147,931	50,295
Shares redeemed	(941,455)	(631,439)
Net increase in shares outstanding	376,275	552,548
Shares outstanding, beginning of year	5,823,983	5,271,435
Shares outstanding, end of year	6,200,258	5,823,983

See notes to financial statements.

Ave Maria Growth Focused Fund

StatementS of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment loss	$(425,462)	$(311,982)
Net realized gains (losses) from investment transactions	(2,536,101)	375,548
Net realized losses from foreign currency transactions (Note 1)	(2,756)	(5,271)
Net change in unrealized appreciation (depreciation) on investments	4,844,972	5,685,469
Net increase in net assets resulting from operations	1,880,653	5,743,764

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	29,831,652	9,579,833
Payments for shares redeemed	(17,966,613)	(18,194,122)
Net increase (decrease) in net assets from capital share transactions	11,865,039	(8,614,289)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,745,692	(2,870,525)

NET ASSETS
Beginning of year	57,489,704	60,360,229
End of year	$71,235,396	$57,489,704

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,795,603	706,555
Shares redeemed	(1,104,767)	(1,350,332)
Net increase (decrease) in shares outstanding	690,836	(643,777)
Shares outstanding, beginning of year	3,757,168	4,400,945
Shares outstanding, end of year	4,448,004	3,757,168

See notes to financial statements.

Ave Maria Bond Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$25,973,838	$18,442,065
Net realized gains from investment transactions	22,753	6,697,526
Long-term capital gain distributions from regulated investment companies	—	18
Net change in unrealized appreciation (depreciation) on investments	13,934,021	8,478,602
Net increase in net assets resulting from operations	39,930,612	33,618,211

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(26,006,769)	(18,484,015)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	193,306,432	183,260,049
Reinvestment of distributions to shareholders	23,800,043	17,003,046
Payments for shares redeemed	(113,641,676)	(96,248,781)
Net increase in net assets from capital share transactions	103,464,799	104,014,314

TOTAL INCREASE IN NET ASSETS	117,388,642	119,148,510

NET ASSETS
Beginning of year	676,516,344	557,367,834
End of year	$793,904,986	$676,516,344

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	15,758,453	15,235,400
Shares issued in reinvestment of distributions to shareholders	1,936,355	1,413,718
Shares redeemed	(9,255,946)	(8,006,398)
Net increase in shares outstanding	8,438,862	8,642,720
Shares outstanding, beginning of year	56,047,237	47,404,517
Shares outstanding, end of year	64,486,099	56,047,237

See notes to financial statements.

Ave Maria Value Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$52.73		$43.73		$45.06		$37.52	$30.54

Income from investment operations:
Net investment income	0.22		0.25		0.27		0.39	0.12
Net realized and unrealized gains on investments	3.10		16.67		0.27	(a)	7.54	9.39
Total from investment operations	3.32		16.92		0.54		7.93	9.51

Less distributions from:
Net investment income	(0.23)		(0.25)		(0.27)		(0.39)	(0.12)
Net realized gains on investments	—		(7.67)		(1.60)		—	(2.41)
Total distributions	(0.23)		(7.92)		(1.87)		(0.39)	(2.53)

Net asset value at end of year	$55.82		$52.73		$43.73		$45.06	$37.52

Total return (b)	6.29%		38.71%		1.18%		21.15%	31.14%

Ratios/Supplementary Data:
Net assets at end of year (000’s)	$83,770		$52,562		$33,288		$51,773	$23,561

Ratio of total expenses to average net assets	1.03	%(c)	1.19	%(c)	1.17	%(c)	1.28%	1.51%

Ratio of net expenses to average net assets (d)	1.11%		1.25%		1.25%		1.25%	1.25%

Ratio of net investment income to average net assets (d)	0.40%		0.57%		0.50%		1.39%	0.28%

Portfolio turnover rate	57%		39%		24%		14%	18%

(a)

Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios would have been 1.11%, 1.29% and 1.28%, respectively, if the amounts recouped by the Adviser were included for the years ended December 31, 2025, 2024 and 2023.
(d)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$26.63	$23.85	$24.05	$23.35	$20.17

Income from investment operations:
Net investment income	0.07	0.12	0.19	0.28	0.06
Net realized and unrealized gains on investments	0.68	5.01	0.67	0.70	5.00
Total from investment operations	0.75	5.13	0.86	0.98	5.06

Less distributions from:
Net investment income	(0.09)	(0.09)	(0.20)	(0.28)	(0.06)
Net realized gains on investments	—	(2.26)	(0.86)	—	(1.82)
Total distributions	(0.09)	(2.35)	(1.06)	(0.28)	(1.88)

Net asset value at end of year	$27.29	$26.63	$23.85	$24.05	$23.35

Total return (a)	2.82%	21.52%	3.52%	4.18%	25.15%

Ratios/Supplementary Data:
Net assets at end of year (000’s)	$477,936	$446,205	$371,730	$371,072	$327,853

Ratio of total expenses to average net assets	0.91%	0.93%	0.93%	0.93%	0.96%

Ratio of net investment income to average net assets	0.24%	0.48%	0.77%	1.27%	0.27%

Portfolio turnover rate	24%	16%	31%	33%	20%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

Ave Maria Growth Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$47.40	$44.71		$35.20	$44.82	$42.72

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.04)		0.04	0.10	(0.05)
Net realized and unrealized gains (losses) on investments and foreign currencies	3.97	6.72		10.63	(9.62)	7.55
Total from investment operations	3.94	6.68		10.67	(9.52)	7.50

Less distributions from:
Net investment income	—	(0.00	)(a)	(0.04)	(0.10)	—
Net realized gains on investments	(2.77)	(3.99)		(1.12)	—	(5.40)
Total distributions	(2.77)	(3.99)		(1.16)	(0.10)	(5.40)

Net asset value at end of year	$48.57	$47.40		$44.71	$35.20	$44.82

Total return (b)	8.26%	14.91%		30.29%	(21.23%)	17.55%

Ratios/Supplementary Data:
Net assets at end of year (000,000’s)	$1,104	$1,078		$981	$765	$1,066

Ratio of total expenses to average net assets	0.90%	0.91%		0.91%	0.91%	0.90%

Ratio of net investment income (loss) to average net assets	(0.07%)	(0.08%)		0.10%	0.27%	(0.13%)

Portfolio turnover rate	17%	17%		27%	25%	25%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

Ave Maria Rising Dividend Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$22.74	$21.16	$19.23	$21.92	$19.34

Income (loss) from investment operations:
Net investment income	0.23	0.23	0.24	0.30	0.20
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.30)	2.81	2.28	(1.46)	4.69
Total from investment operations	(0.07)	3.04	2.52	(1.16)	4.89

Less distributions from:
Net investment income	(0.23)	(0.23)	(0.24)	(0.30)	(0.20)
Net realized gains on investments	(0.96)	(1.23)	(0.35)	(1.23)	(2.11)
Total distributions	(1.19)	(1.46)	(0.59)	(1.53)	(2.31)

Net asset value at end of year	$21.48	$22.74	$21.16	$19.23	$21.92

Total return (a)	(0.39%)	14.42%	13.19%	(5.27%)	25.35%

Ratios/Supplementary Data:
Net assets at end of year (000,000’s)	$972	$1,077	$1,004	$891	$964

Ratio of total expenses to average net assets	0.90%	0.90%	0.91%	0.91%	0.90%

Ratio of net investment income to average net assets	0.96%	0.99%	1.19%	1.47%	0.90%

Portfolio turnover rate	13%	8%	19%	15%	21%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

Ave Maria World Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value at beginning of year	$19.98	$19.27	$16.01	$19.17		$15.89

Income (loss) from investment operations:
Net investment income	0.03	0.08	0.15	0.19		0.07
Net realized and unrealized gains (losses) on investments and foreign currencies	2.09	0.81	3.84	(3.16)		3.28
Total from investment operations	2.12	0.89	3.99	(2.97)		3.35

Less distributions from:
Net investment income	(0.04)	(0.08)	(0.15)	(0.19)		(0.07)
Net realized gains on investments	(0.50)	(0.10)	(0.58)	—		—
Return of capital	(0.01)	—	—	—		—
Total distributions	(0.55)	(0.18)	(0.73)	(0.19)		(0.07)

Net asset value at end of year	$21.55	$19.98	$19.27	$16.01		$19.17

Total return (a)	10.58%	4.64%	24.96%	(15.50%)		21.06%

Ratios/Supplementary Data:
Net assets at end of year (000’s)	$133,616	$116,384	$101,603	$74,855		$92,908

Ratio of total expenses to average net assets	1.01%	1.03%	1.05%	1.12%		1.22%

Ratio of net expenses to average net assets	1.01%	1.03%	1.05%	1.18	%(b)	1.25	%(b)

Ratio of net investment income to average net assets	0.22%	0.42%	0.88%	1.12	%(b)	0.40	%(b)

Portfolio turnover rate	19%	13%	29%	23%		16%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Growth Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$15.30	$13.72	$9.89	$15.21	$12.43

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.09)	(0.09)	(0.08)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.82	1.67	3.92	(5.24)	3.57
Total from investment operations	0.72	1.58	3.83	(5.32)	3.47

Less distributions from:
Net realized gains on investments	—	—	—	—	(0.69)

Net asset value at end of year	$16.02	$15.30	$13.72	$9.89	$15.21

Total return (a)	4.71%	11.52%	38.73%	(34.98%)	27.96%

Ratios/Supplementary Data:
Net assets at end of year (000’s)	$71,235	$57,490	$60,360	$48,172	$63,476

Ratio of total expenses to average net assets	1.07%	1.11%	1.09%	1.14%	1.21%

Ratio of net expenses to average net assets	1.07%	1.11%	1.09%	1.14%	1.23	%(b)

Ratio of net investment loss to average net assets	(0.64%)	(0.56%)	(0.72%)	(0.76%)	(0.82	%)(b)

Portfolio turnover rate	47%	22%	29%	69%	27%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$12.07		$11.76		$11.47	$12.23	$11.99

Income (loss) from investment operations:
Net investment income	0.42		0.35		0.29	0.26	0.20
Net realized and unrealized gains (losses) on investments	0.24		0.31		0.29	(0.61)	0.33
Total from investment operations	0.66		0.66		0.58	(0.35)	0.53

Less distributions from:
Net investment income	(0.42)		(0.35)		(0.29)	(0.26)	(0.20)
Net realized gains on investments	(0.00	)(a)	(0.00	)(a)	—	(0.15)	(0.09)
Total distributions	(0.42)		(0.35)		(0.29)	(0.41)	(0.29)

Net asset value at end of year	$12.31		$12.07		$11.76	$11.47	$12.23

Total return (b)	5.55%		5.71%		5.16%	(2.85%)	4.38%

Ratios/Supplementary Data:
Net assets at end of year (000’s)	$793,905		$676,516		$557,368	$512,585	$502,768

Ratio of total expenses to average net assets	0.39%		0.41%		0.41%	0.41%	0.43%

Ratio of net investment income to average net assets	3.46%		2.98%		2.55%	2.21%	1.66%

Portfolio turnover rate	13%		20%		16%	21%	25%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

The Ave Maria Value Focused Fund (formerly the Schwartz Value Focused Fund), the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Growth Focused Fund (formerly the Ave Maria Focused Fund) and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series, except for the Ave Maria Value Focused Fund and the Ave Maria Growth Focused Fund, which are each a non-diversified series, of the Schwartz Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992.

The investment objective of the Ave Maria Value Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation from equity investments in U.S. and non-U.S. companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Growth Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income in corporate debt and equity securities that do not violate core values and teachings of the Roman Catholic Church.

See the Funds’ Prospectus for information regarding the principal investment strategies of each Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

Shares of each Fund are sold at net asset value (“NAV”). To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share for each Fund.

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment Reporting - The President and Chief Executive Officer of the Funds acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by Schwartz Investment Counsel, Inc. (the “Adviser”). The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Funds’ Schedules of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting Pronouncement - In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management concludes there is no impact on the Funds’ financial statements.

(a) Valuation of investments – Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. Fixed income securities are generally valued using

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the valuation designee, in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to a Fund’s NAV calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The Funds’ foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board of Trustees has

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NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

authorized the Funds to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

U.S. Government & Agencies and Corporate Bonds held by the Funds, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments and the levels assigned to the investments, by security type, as of December 31, 2025:

Ave Maria Value Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$78,919,452	$—	$—	$78,919,452
Money Market Funds	4,856,495	—	—	4,856,495
Total	$83,775,947	$—	$—	$83,775,947

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$446,701,693	$—	$—	$446,701,693
Money Market Funds	31,524,577	—	—	31,524,577
Total	$478,226,270	$—	$—	$478,226,270

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,076,524,041	$—	$—	$1,076,524,041
Money Market Funds	28,851,829	—	—	28,851,829
Total	$1,105,375,870	$—	$—	$1,105,375,870

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$951,542,697	$—	$—	$951,542,697
Money Market Funds	22,287,254	—	—	22,287,254
Total	$973,829,951	$—	$—	$973,829,951

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$100,464,532	$31,674,790	$—	$132,139,322
Money Market Funds	1,313,191	—	—	1,313,191
Total	$101,777,723	$31,674,790	$—	$133,452,513

Ave Maria Growth Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$62,122,196	$9,111,163	$—	$71,233,359
Money Market Funds	92,819	—	—	92,819
Total	$62,215,015	$9,111,163	$—	$71,326,178

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$262,921,415	$—	$262,921,415
Corporate Bonds	—	370,243,229	—	370,243,229
Common Stocks	116,475,491	—	—	116,475,491
Money Market Funds	39,089,657	—	—	39,089,657
Total	$155,565,148	$633,164,644	$—	$788,729,792

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Funds as of or during the year ended December 31, 2025.

(b) Income taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2025:

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Federal income tax cost	$60,657,548	$312,040,659	$605,911,262	$635,589,779
Gross unrealized appreciation	$25,071,096	$173,699,982	$530,502,524	$360,619,379
Gross unrealized depreciation	(1,952,697)	(7,514,371)	(31,037,916)	(22,379,207)
Net unrealized appreciation	23,118,399	166,185,611	499,464,608	338,240,172
Net unrealized appreciation on foreign currency translation	—	—	—	5,826
Undistributed ordinary income	1,075	—	1,581	2,793
Accumulated capital and other losses	(1,542,437)	(8,981,574)	—	—
Distributable earnings	$21,577,037	$157,204,037	$499,466,189	$338,248,791

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Bond Fund
Federal income tax cost	$90,629,376	$51,955,434	$743,373,395
Gross unrealized appreciation	$48,904,897	$21,993,618	$50,479,805
Gross unrealized depreciation	(6,081,760)	(2,622,874)	(5,123,408)
Net unrealized appreciation	42,823,137	19,370,744	45,356,397
Net unrealized appreciation on foreign currency translation	3,704	—	—
Accumulated capital and other losses	—	(1,852,940)	—
Distributable earnings	$42,826,841	$17,517,804	$45,356,397

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments for the Ave Maria Value Focused Fund, the Ave Maria Value Fund and the Ave Maria Growth Focused Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, adjustments to basis for grantor trusts and/or passive foreign investment companies. There is no difference between the

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

federal income tax cost and the financial statement cost of portfolio investments for the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund as of December 31, 2025.

As of December 31, 2025 the following Funds had capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Focused Fund
No expiration - short-term	$1,542,437	$8,981,574	$—
No expiration - long-term	—	—	1,852,940
	$1,542,437	$8,981,574	$1,852,940

These CLCF’s, which do not expire, may be utilized by the Funds in future years to offset their net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended December 31, 2025, the following reclassifications were made as a result of permanent differences between the financial statements and income tax reporting requirements due to reclassifications of the character of distributions and net investment loss:

	Increase Distributable Earnings	Decrease Paid-in Capital
Ave Maria Value Focused Fund	$—	$—
Ave Maria Value Fund	8,763	(8,763)
Ave Maria Growth Fund	—	—
Ave Maria Rising Dividend Fund	—	—
Ave Maria World Equity Fund	—	—
Ave Maria Growth Focused Fund	408,340	(408,340)
Ave Maria Bond Fund	10,178	(10,178)

These reclassifications have no effect on each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.

(c) Investment transactions and investment income – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions – Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Value Focused Fund, the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria World Equity Fund and the Ave Maria Growth Focused Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the years ended December 31, 2025 and 2024 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Ave Maria Value Focused Fund:
December 31, 2025	$339,612	$—	$339,612
December 31, 2024	$221,878	$6,672,477	$6,894,355
Ave Maria Value Fund:
December 31, 2025	$1,602,775	$—	$1,602,775
December 31, 2024	$1,330,477	$34,977,953	$36,308,430
Ave Maria Growth Fund:
December 31, 2025	$3,304,808	$56,642,129	$59,946,937
December 31, 2024	$22,458,533	$62,124,128	$84,582,661
Ave Maria Rising Dividend Fund:
December 31, 2025	$10,190,058	$41,756,554	$51,946,612
December 31, 2024	$10,464,369	$55,640,736	$66,105,105

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

Year Ended	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
Ave Maria World Equity Fund:
December 31, 2025	$258,944	$3,000,244	$58,046	$3,317,234
December 31, 2024	$456,783	$602,889	$—	$1,059,672
Ave Maria Growth Focused Fund:
December 31, 2025	$—	$—	$—	$—
December 31, 2024	$—	$—	$—	$—
Ave Maria Bond Fund:
December 31, 2025	$25,981,074	$25,695	$—	$26,006,769
December 31, 2024	$18,484,015	$—	$—	$18,484,015

(e) Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

(g) Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

(i)	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

(ii)	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

(iii)

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchase and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

2. Investment Advisory Agreements and Transactions with Related Parties

Change in Control

On May 20, 2025, the founder and principal of the Adviser transferred all of his ownership interest in the Adviser to his family members (the “Transaction”). The Transaction was deemed to be a change in control, and therefore an “assignment” of the Funds’ previous investment advisory agreements (the “Previous Investment Advisory Agreements”) under the 1940 Act and resulted in their automatic termination. A new investment advisory agreement with the Adviser with substantially the same terms as the Previous Investment Advisory Agreements, except for the start and end date of the agreements (the “Current Investment Advisory Agreements”) was approved on behalf of each Fund by the Trust’s Board of Trustees at a meeting held on February 12, 2025. The Current Investment Advisory Agreements were submitted and approved by shareholders of each Fund at a Special Shareholders’ Meeting on May 8, 2025. Other than the change in the ownership structure of the Adviser, there have been no significant changes to the operations of the Adviser or the personnel of the Adviser who provide investment advisory services to the Funds as a result of the Transaction.

PREVIOUS INVESTMENT ADVISORY AGREEMENTS

Prior to May 20, 2025, each Fund’s investments were managed by the Adviser pursuant to the terms of the Previous Investment Advisory Agreements. Under the Previous Investment Advisory Agreements, each Fund paid the Adviser an investment advisory

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

fee, computed and accrued daily and paid quarterly, at the annual rate of 0.75% of its average daily net assets, except the advisory fee paid by the Ave Maria Bond Fund was computed and accrued daily and paid monthly, at the annual rate of 0.25% of its average daily net assets.

CURRENT INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by the Adviser pursuant to the terms of a Current Investment Advisory Agreements. Under the Current Investment Advisory Agreements, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid quarterly, at an annual rate of 0.75% of its average daily net assets, except the advisory fee paid by the Ave Maria Bond Fund is computed and accrued daily and paid monthly, at an annual rate of 0.25% of its average daily net assets.

EXPENSE LIMITATION AGREEMENTS

On May 20, 2025, the Adviser entered into a new Expense Limitation Agreement for each Fund (the “Current ELAs”) whereby the Adviser contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2026 so that the ordinary operating expenses of each Fund do not exceed 1.25% per annum of its average daily net assets; except the ordinary operating expenses of the Ave Maria Bond Fund do not exceed 0.60% per annum of average daily net assets. The Current ELAs are substantially the same as the Expense Limitation Agreements that were in effect prior to the Transaction (the “Previous ELAs”) except for the start date of the agreements.

Under the terms of the Previous ELAs and the Current ELAs, any fee reductions or expense reimbursements by the Adviser are subject to repayment by a Fund for a period of three years after such fees and expenses were incurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. During the year ended December 31, 2025, the Ave Maria Value Focused Fund recouped $63,028 of prior years’ investment advisory fee reductions. As of December 31, 2025, the Adviser has recouped all previous advisory fee reductions from the Funds.

OTHER SERVICE PROVIDERS

Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

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NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share of each Fund, maintains the financial books and records of the Funds, maintains the records of each shareholder’s account, and processes purchases and redemptions of each Fund’s shares. For the performance of these services, Ultimus receives fees from each Fund computed as a percentage of such Fund’s average daily net assets, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

TRUSTEE AND ADVISORY BOARD COMPENSATION

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Trust (“Independent Trustee”) receives from the Trust an annual retainer of $70,000 (except that such fee is $85,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $80,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $7,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus, if any, receive one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses.

Effective January 1, 2026, each Independent Trustee will receive from the Trust an annual retainer of $77,000 (except that such fee will be $97,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $92,000 for the Chairman of the Audit Committee), payable quarterly; a fee of $7,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund will pay its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

Each member of the Catholic Advisory Board (“CAB”), including Emeritus members, receives an annual retainer of $6,000 (except that such fee is $16,000 for the CAB chairman), payable quarterly; a fee of $4,000 for attendance at each meeting of the CAB; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of CAB members’ fees and expenses.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

3. Investment Transactions

During the year ended December 31, 2025, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Purchases of investment securities	$74,416,099	$125,099,613	$179,608,518	$135,689,042
Proceeds from sales of investment securities	$41,346,658	$107,835,751	$229,678,285	$196,873,108

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Bond Fund
Purchases of investment securities	$31,084,676	$42,698,133	$63,452,460
Proceeds from sales and maturities of investment securities	$24,341,684	$31,225,258	$55,525,936

During the year ended December 31, 2025, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for the Ave Maria Bond Fund were $101,052,188 and $34,902,784, respectively.

4. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the year ended December 31, 2025, none of the Funds incurred any borrowing costs charged by the custodian.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Continued)

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector may have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2025, the following Funds had a significant value of their net assets invested in stocks within sectors as follows:

Fund	Sector	% Net Assets
Ave Maria Value Focused Fund	Real Estate	27.2%
Ave Maria Growth Fund	Technology	54.6%
Ave Maria Rising Dividend Fund	Technology	25.9%
Ave Maria World Equity Fund	Technology	28.1%
Ave Maria Growth Focused Fund	Financials Industrials	28.2% 27.0%

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AVE MARIA MUTUAL FUNDS
Report of Independent Registered
Public Accounting Firm

To the Shareholders and the Board of Trustees of Schwartz Investment Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Schwartz Investment Trust, comprising the Ave Maria Value Focused fund (formerly the Schwartz Value Focused Fund), Ave Maria Value Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria World Equity Fund, Ave Maria Growth Focused Fund (formerly the Ave Maria Focused Fund) and Ave Maria Bond Fund (the “Funds”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”).

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

AVE MARIA MUTUAL FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Chicago, Illinois
February 23, 2026

We have served as the auditor of one or more Schwartz Investment Trust investment companies since 1993.

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

AVE MARIA MUTUAL FUNDS
Federal Tax Information

(Unaudited)

Capital Gain Distribution – For the year ended December 31, 2025, the following Funds designated long-term capital gain distributions:

Ave Maria Growth Fund	$56,641,366
Ave Maria Rising Dividend Fund	41,756,017
Ave Maria World Equity Fund	3,000,244
Ave Maria Bond Fund	22,753

Qualified Dividend Income – The Funds have designated the following of their ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate:

Ave Maria Value Focused Fund	100.00%
Ave Maria Value Fund	100.00%
Ave Maria Growth Fund	100.00%
Ave Maria Rising Dividend Fund	100.00%
Ave Maria World Equity Fund	100.00%
Ave Maria Bond Fund	16.35%

Dividends Received Deduction – For corporate shareholders, the following percentages of ordinary dividends paid during the year ended December 31, 2025 qualify for the corporate dividends received deduction:

Ave Maria Value Focused Fund	100.00%
Ave Maria Value Fund	100.00%
Ave Maria Growth Fund	100.00%
Ave Maria Rising Dividend Fund	100.00%
Ave Maria World Equity Fund	83.09%
Ave Maria Bond Fund	15.17%

Foreign Source Income and Expense – The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date. These shareholders will receive more detailed information with their 2025 Form 1099-DIV. The per share amounts designated were:

	Foreign Source Income	Foreign Tax Expense
Ave Maria World Equity Fund	$0.2292	$0.0185

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AVE MARIA
MUTUAL FUNDS

Ave Maria Mutual Funds
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr.,
Lead Independent Trustee
Robert G. Dorsey
Joseph M. Grace
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP,
Chief Compliance Officer

Catholic Advisory Board
Paul R. Roney, Chairman
Raymond Arroyo
Lou Holtz, Emeritus
Michael Knowles
Larry Kudlow
Thomas S. Monaghan
Melissa Moschella, Ph.D.
Fr. John Riccardo, Emeritus

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Sullivan & Worcester, LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

www.avemariafunds.com

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Governance Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics
Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	March 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	March 3, 2026

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	March 3, 2026

*	Print the name and title of each signing officer under his or her signature.